SCHEDULE I - Parent Company Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Operating activities
Net income	$ 23,255	$ 14,219	$ 54,812	$ 26,332	$ 43,039	$ 26,807	$ 15,098
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities					89,456	20,380	43,594
Investing activities
Net cash used in investing activities					(74,648)	(45,021)	(39,069)
Financing activities
Proceeds from exercise of stock options			4,327	338	284	40	658
Cash dividends					(225,000)	0	0
Net cash used in financing activities					(14,675)	24,680	(4,421)
Net (decrease) increase in cash and cash equivalents			116	31	133	39	104
Cash and cash equivalents, beginning of the period			451	318	318	279	175
Cash and cash equivalents, end of the period	$ 567	$ 349	567	349	451	318	279
Parent Company [Member]
Operating activities
Net income					43,039	26,807	15,098
Adjustments to reconcile net income to net cash provided by operating activities:
Net income from subsidiaries					(43,039)	(26,807)	(15,098)
Net cash provided by operating activities					0	0	0
Investing activities
Investment in subsidiary					(284)	(40)	(954)
Distribution from subsidiary					225,000	0	0
Net cash used in investing activities					224,716	(40)	(954)
Financing activities
Proceeds from exercise of stock options					284	40	954
Cash dividends					(225,000)	0	0
Net cash used in financing activities					(224,716)	40	954
Net (decrease) increase in cash and cash equivalents					0	0	0
Cash and cash equivalents, beginning of the period			$ 0	$ 0	0	0	0
Cash and cash equivalents, end of the period					$ 0	$ 0	$ 0